Significant Accounting Policies, Segment Reporting (Predecessor) (Details) - Segment	6 Months Ended	11 Months Ended
	Jul. 05, 2022	Dec. 31, 2022
Segment Reporting [Abstract]
Number of reportable segments		1
United Maritime Predecessor [Member]
Segment Reporting [Abstract]
Number of reportable segments	1